Minimum Committed Revenue - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred charter revenue included in trade accounts receivables	$ 4,050	$ 5,425
Deferred charter revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred charter revenue included in trade accounts receivables	$ 4,100